UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  May 31, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

SEMI- ANNUAL REPORT
May 31, 2010

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Portfolio of Investments	1
Statement of Assets and Liabilities	14
Statement of Operations	15
Statements of Changes in Net Assets	16
Statement of Cash Flows	18
Financial Highlights	19
Notes to Financial Statements	21
Fund Expenses	28

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

This page intentionally left blank.

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 92.5.%
	CONSUMER DISCRETIONARY - 12.3%
3,547	Best Buy Co., Inc.	$149,861
3,871	BorgWarner, Inc.*	144,233
2,204	Carter's, Inc.*	67,354
3,825	Dollar Tree, Inc.*	239,407
10,044	Gap, Inc.	218,959
2,839	Hasbro, Inc.	113,986
3,107	Jones Apparel Group, Inc.	61,021
3,719	Macy's, Inc.	82,599
5,108	McDonald's Corp.	341,573
13,117	Newell Rubbermaid, Inc.	218,529
4,579	Ross Stores, Inc.	239,940
2,978	Skechers U.S.A., Inc. - Class A*	112,211
4,731	TJX Cos., Inc.	215,071
5,796	Walt Disney Co.	193,702
1,721	Whirlpool Corp.	179,741
		2,578,187

	CONSUMER STAPLES - 10.3%
1,999	Church & Dwight Co., Inc.	131,554
4,387	Colgate-Palmolive Co.	342,582
5,611	Corn Products International, Inc.	187,127
5,049	Dr Pepper Snapple Group, Inc.	191,155
1,522	Energizer Holdings, Inc.*	85,521
3,196	General Mills, Inc.	227,651
5,750	H.J. Heinz Co.	254,035
8,794	Hain Celestial Group, Inc.*	189,599
1,449	JM Smucker Co.	80,014
3,984	PepsiCo, Inc.	250,554
4,235	Wal-Mart Stores, Inc.	214,122
		2,153,914

	ENERGY - 9.5%
3,825	Apache Corp.	342,491
5,863	Chevron Corp.	433,101
5,697	ConocoPhillips	295,446
4,645	Exxon Mobil Corp.	280,837
7,265	Halliburton Co.	180,390
2,978	Marathon Oil Corp.	92,586
1,754	National Oilwell Varco, Inc.	66,880
1,787	Schlumberger Ltd.	100,340
3,448	Swift Energy Co.*	95,337
2,303	Unit Corp.*	94,170
		1,981,578

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	FINANCIALS - 7.8%
1,760	Affiliated Managers Group, Inc.*	$126,104
4,096	Allied World Assurance Co. Holdings Ltd.	183,951
2,191	Bank of Montreal	128,897
5,897	Compass Diversified Holdings	85,035
2,422	Franklin Resources, Inc.	237,574
6,862	MetLife, Inc.	277,842
7,953	New York Community Bancorp, Inc.	127,646
2,793	PNC Financial Services Group, Inc.	175,261
4,209	Rayonier, Inc. - REIT	188,900
4,156	U.S. Bancorp	99,578
		1,630,788

	HEALTH CARE - 13.5%
8,701	Bristol-Myers Squibb Co.	201,950
2,508	Covidien PLC	106,314
3,302	Hospira, Inc.*	171,902
4,858	Johnson & Johnson	283,221
2,574	Laboratory Corp. of America Holdings*	194,620
3,434	McKesson Corp.	240,380
3,375	Medco Health Solutions, Inc.*	194,569
8,620	Merck & Co., Inc.	290,408
1,191	Mettler-Toledo International, Inc.*	136,405
7,259	Mylan, Inc.*	141,115
1,975	Parexel International Corp.*	44,052
4,579	Perrigo Co.	272,038
4,652	Sirona Dental Systems, Inc.*	164,588
7,228	Teva Pharmaceutical Industries Ltd. - ADR	396,240
		2,837,802

	INDUSTRIALS - 8.7%
2,561	Deere & Co.	147,718
2,442	Eaton Corp.	170,818
5,737	Emerson Electric Co.	266,426
3,845	Illinois Tool Works, Inc.	178,523
1,926	Middleby Corp. *	108,453
2,991	Norfolk Southern Corp.	168,872
2,839	Raytheon Co.	148,792
1,244	Rockwell Automation, Inc.	66,467
3,818	Tyco International Ltd.	138,173
4,420	United Parcel Service, Inc. - Class B	277,399
2,528	Watsco, Inc.	148,014
		1,819,655

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY - 20.1%
7,689	Altera Corp.	$181,230
3,573	Analog Devices, Inc.	104,224
708	Apple, Inc.*	182,069
3,520	Arrow Electronics, Inc.*	96,026
1,946	CACI International, Inc. - Class A*	89,983
12,221	Cisco Systems, Inc.*	283,038
7,808	Corning, Inc.	136,093
5,882	eBay, Inc.*	125,934
17,752	EMC Corp.*	330,542
4,460	F5 Networks, Inc.*	313,672
304	Google, Inc. - Class A*	147,495
5,939	Hewlett-Packard Co.	273,253
14,153	Intel Corp.	303,158
1,906	International Business Machines Corp.	238,746
5,631	Jabil Circuit, Inc.	77,088
3,018	JDA Software Group, Inc.*	80,641
10,818	JDS Uniphase Corp.*	124,407
2,462	McAfee, Inc.*	78,292
4,877	Molex, Inc.	103,295
6,617	Novellus Systems, Inc.*	170,851
7,636	Nuance Communications, Inc.*	130,079
1,436	Open Text Corp.*	61,174
10,792	Oracle Corp.	243,575
2,733	SanDisk Corp.*	127,412
7,358	Seagate Technology*	113,019
2,852	Solera Holdings, Inc.	98,907
		4,214,203

	MATERIALS - 4.3%
3,051	Albemarle Corp.	131,376
2,263	Ashland, Inc.	121,319
7,781	Barrick Gold Corp.	327,424
1,800	PPG Industries, Inc.	115,326
4,678	Scotts Miracle-Gro Co. - Class A	207,844
		903,289

	TELECOMMUNICATION SERVICES - 2.6%
11,500	AT&T, Inc.	279,450
6,531	Syniverse Holdings, Inc.*	129,248
7,067	Vodafone Group PLC - ADR	142,047
		550,745

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	UTILITIES – 3.4%
4,109	California Water Service Group	$147,225
9,561	DPL, Inc.	239,407
9,070	Pinnacle West Capital Corp.	318,448
		705,080

	TOTAL COMMON STOCKS	19,375,241
	(Cost $17,128,669)

	EXCHANGE-TRADED FUNDS – 3.8%
16,725	Financial Select Sector SPDR Fund	245,523
5,757	iShares Russell 2000 Index Fund	381,401
7,100	SPDR KBW Regional Banking ETF	178,991

	TOTAL EXCHANGE TRADED FUNDS	805,915
	(Cost $643,355)

Principal Amount		Value
	SHORT-TERM INVESTMENTS – 3.3%
$682,552	UMB Money Market Fiduciary, 0.03% ‡	682,552

	TOTAL SHORT TERM INVESTMENTS	682,552
	(Cost $682,552)

	TOTAL INVESTMENTS – 99.6%
	(Cost $18,454,576)	20,863,708
	Other assets less liabilities – 0.4%	93,207

	TOTAL NET ASSETS – 100%	$20,956,915

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security
‡	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Sector Representation as of 5/31/10 (% of net assets)

Sector Breakdown	% of Net Assets
Consumer Discretionary	12.3%
Consumer Staples	10.3%
Energy	9.5%
Financials	7.8%
Health Care	13.5%
Industrials	8.7%
Information Technology	20.1%
Materials	4.3%
Telecommunication Services	2.6%
Utilities	3.4%
Exchange-Traded Funds	3.8%
Short Term Investment	3.3%
Total Investments	99.6%
Other assets less liabilities	0.4%
Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	COMMON STOCKS - 89.6%
	CONSUMER DISCRETIONARY - 16.6%
21,738	Best Buy Co., Inc.+	$918,431
22,956	Big Lots, Inc.*+	811,035
16,416	Dollar Tree, Inc.*+	1,027,477
13,466	Fossil, Inc.*+	504,975
15,133	Gentex Corp.+	297,817
48,606	Grupo Televisa SA - ADR+	903,586
21,674	Johnson Controls, Inc.+	618,359
26,499	Jones Apparel Group, Inc.+	520,440
19,118	Lennar Corp. - Class A+	330,741
25,652	Lincoln Educational Services Corp.*+	611,287
18,876	Macy's, Inc.+	419,236
18,392	Newell Rubbermaid, Inc.+	306,411
15,367	Ross Stores, Inc.+	805,231
20,904	TJX Cos., Inc.+	950,296
10,285	Tupperware Brands Corp.+	437,010
2,821	Whirlpool Corp.+	294,625
		9,756,957

	CONSUMER STAPLES - 12.6%
22,143	Alberto-Culver Co.+	609,375
30,734	Coca-Cola Enterprises, Inc.+	802,157
14,171	Colgate-Palmolive Co.+	1,106,613
23,982	Corn Products International, Inc.+	799,800
24,079	H.J. Heinz Co.+	1,063,810
24,442	Hain Celestial Group, Inc.*+	526,970
10,901	JM Smucker Co.+	601,953
32,186	Kraft Foods, Inc. - Class A+	920,520
15,133	PepsiCo, Inc.+	951,714
		7,382,912

	FINANCIALS - 1.3%
6,534	Aflac, Inc.+	289,456
26,073	FelCor Lodging Trust, Inc. - REIT*+	176,253
9,559	MSCI, Inc.*+	283,424
		749,133

	HEALTH CARE - 14.9%
31,613	AmerisourceBergen Corp.+	988,855
5,929	Bio-Rad Laboratories, Inc. - Class A*+	554,777
19,118	Bristol-Myers Squibb Co.+	443,729
9,680	Covidien PLC+	410,335
18,724	Johnson & Johnson+	1,091,609
16,287	Life Technologies Corp.*+	815,327

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	HEALTH CARE - Continued
9,234	McKesson Corp.+	$646,380
14,278	Medco Health Solutions, Inc.*+	823,127
13,552	Merck & Co., Inc.+	456,567
8,591	Orthofix International NV*+	273,967
29,040	Parexel International Corp.*+	647,737
19,723	Teva Pharmaceutical Industries Ltd. - ADR+	1,081,215
16,159	UnitedHealth Group, Inc.+	469,742
		8,703,367

	INDUSTRIALS - 16.9%
11,374	A.O. Smith Corp.+	530,256
7,502	Clean Harbors, Inc.*+	475,552
10,890	Cummins, Inc.+	740,302
11,542	Deere & Co.+	665,743
30,587	Deluxe Corp.+	656,703
20,086	Emerson Electric Co.+	932,794
13,081	Insituform Technologies, Inc.*+	267,637
21,289	Korn/Ferry International*+	297,620
7,381	Lennox International, Inc.+	330,300
37,384	RR Donnelley & Sons Co.+	716,277
16,929	Textainer Group Holdings Ltd.+	415,607
17,666	Tyco International Ltd.+	639,333
15,390	Union Pacific Corp.+	1,099,308
10,773	United Parcel Service, Inc. - Class B+	676,113
12,947	United Technologies Corp.+	872,369
5,899	W.W. Grainger, Inc.+	600,223
		9,916,137

	INFORMATION TECHNOLOGY - 19.3%
32,791	Altera Corp.+	772,884
54,450	Applied Materials, Inc.+	702,950
29,689	Cisco Systems, Inc.*+	687,597
42,713	EMC Corp.*+	795,316
15,367	F5 Networks, Inc.*+	1,080,761
21,161	Hewlett-Packard Co.+	973,618
16,416	iGate Corp.+	191,739
35,397	Intel Corp.+	758,204
5,065	International Business Machines Corp.+	634,442
20,391	Jabil Circuit, Inc.+	279,153
13,273	JDA Software Group, Inc.*+	354,655
2,693	Mastercard, Inc. - Class A+	543,367
19,237	Micron Technology, Inc.*+	174,864
23,470	Molex, Inc.+	497,095
27,588	NetApp, Inc.*+	1,039,516
25,650	Nuance Communications, Inc.*+	436,948

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	INFORMATION TECHNOLOGY - Continued
32,575	Oracle Corp.+	$735,218
4,961	Rogers Corp.*+	141,686
7,117	SanDisk Corp.*+	331,795
8,712	Standard Microsystems Corp.*+	199,331
		11,331,139

	MATERIALS - 2.1%
15,004	Ashland, Inc.+	804,364
6,655	Eastman Chemical Co.+	401,895
		1,206,259

	TELECOMMUNICATION SERVICES - 4.1%
35,525	AT&T, Inc.+	863,258
20,812	Rogers Communications, Inc. -Class B+	708,232
42,194	Vodafone Group PLC - ADR+	848,099
		2,419,589

	UTILITIES - 1.8%
28,919	OGE Energy Corp.+	1,053,808
		1,053,808

	TOTAL COMMON STOCKS	52,519,301
	(cost $43,287,787)

	EXCHANGE TRADED FUNDS - 1.8%
48,521	Financial Select Sector SPDR Fund+	712,288
13,209	SPDR KBW Regional Banking +	332,999
	TOTAL EXCHANGE TRADED FUNDS	1,045,287
	(Cost $889,554)

Principal Amount		Value
	SHORT-TERM INVESTMENTS - 11.5%
$6,780,100	UMB Money Market Fiduciary, 0.03%‡+	6,780,100

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $6,780,100)	6,780,100

	TOTAL INVESTMENTS - 102.9%
	(Cost $50,957,441)	60,344,688
	Liabilities less other assets - (2.9%)	(1,714,440)

	TOTAL NET ASSETS - 100%	$58,630,248

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

SECURITIES SOLD SHORT

	COMMON STOCKS
	CONSUMER DISCRETIONARY
8,721	Apollo Group, Inc. - Class A*	$463,608
6,776	Bally Technologies, Inc.*	287,980
7,744	Carnival Corp.	280,565
9,170	Choice Hotels International, Inc.	305,453
30,129	DISH Network Corp. - Class A*	628,190
13,310	Family Dollar Stores, Inc.	542,249
28,798	GameStop Corp. - Class A*	656,306
13,595	Garmin Ltd.	456,520
17,061	K-Swiss, Inc. - Class A*	212,751
36,179	Lowe's Cos., Inc.	895,430
14,762	Nordstrom, Inc.	586,051
22,143	Pulte Group, Inc.*	246,673
41,624	Staples, Inc.	895,748
20,392	Thomson Reuters Corp.	720,042
8,337	Toyota Motor Corp. - ADR	603,099
22,385	Weight Watchers International, Inc.	613,797
7,695	Yum! Brands, Inc.	315,110
		8,709,572

	CONSUMER STAPLES
12,100	BJ's Wholesale Club, Inc.*	484,847
15,246	Clorox Co.	957,754
12,947	Coca-Cola Co.	665,476
22,316	ConAgra Foods, Inc.	539,601
16,032	Costco Wholesale Corp.	933,864
11,737	Kellogg Co.	627,108
11,928	Lorillard, Inc.	852,733
23,021	McCormick & Co., Inc.	887,920
20,207	NBTY, Inc.*	691,888
15,488	Procter & Gamble Co.	946,162
5,130	Ralcorp Holdings, Inc.*	308,159
28,215	Sysco Corp.	841,089
8,914	United Natural Foods, Inc.*	276,780
		9,013,381

	ENERGY
12,342	Massey Energy Co.	408,767
12,100	Overseas Shipholding Group, Inc.	468,149
		876,916

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	FINANCIALS
20,777	BancorpSouth, Inc.	$402,866
3,207	Charles Schwab Corp.	52,402
22,829	Discover Financial Services	307,050
17,186	Marsh & McLennan Cos., Inc.	374,827
5,259	State Street Corp.	200,736
		1,337,881

	HEALTH CARE
34,243	Aetna, Inc.	998,526
15,390	Amsurg Corp.*	304,722
24,368	AstraZeneca PLC - ADR	1,029,548
16,940	Athenahealth, Inc.*	419,434
13,310	Baxter International, Inc.	562,081
11,030	Becton, Dickinson and Co.	786,439
4,840	C.R. Bard, Inc.	391,895
11,616	CareFusion Corp.*	295,279
11,030	Charles River Laboratories International, Inc.*	369,946
14,278	DaVita, Inc.*	905,654
14,762	DENTSPLY International, Inc.	478,732
18,468	Healthways, Inc.*	261,876
9,438	IPC The Hospitalist Co., Inc.*	276,250
9,196	LHC Group, Inc.*	283,237
11,928	Novartis AG - ADR	536,879
27,225	Pfizer, Inc.	414,637
23,232	Pharmaceutical Product Development, Inc.	623,547
11,253	VCA Antech, Inc.*	293,253
		9,231,935

	INDUSTRIALS
45,375	ABB Ltd. - ADR	771,829
12,826	AMETEK, Inc.	520,736
56,023	AMR Corp.*	429,696
6,413	Armstrong World Industries, Inc.*	240,423
11,374	C.H. Robinson Worldwide, Inc.	660,943
27,189	Cintas Corp.	706,914
7,118	ESCO Technologies, Inc.	186,278
8,591	General Dynamics Corp.	583,329
14,236	Granite Construction, Inc.	422,097
31,460	Heartland Express, Inc.	489,046
12,377	Herman Miller, Inc.	238,010
14,641	Huron Consulting Group, Inc.*	342,892
26,378	Ingersoll-Rand PLC	984,162
5,566	Lockheed Martin Corp.	444,835
14,364	Navigant Consulting, Inc.*	174,092

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	INDUSTRIALS - Continued
20,933	PACCAR, Inc.	$858,253
24,624	Pitney Bowes, Inc.	557,487
22,143	Republic Services, Inc.	644,804
8,080	Valmont Industries, Inc.	640,098
		9,895,924

	INFORMATION TECHNOLOGY
42,592	Advanced Micro Devices, Inc.*	365,013
20,812	ASML Holding NV	588,147
28,193	CA, Inc.	570,908
22,627	Compellent Technologies, Inc.*	290,983
2,299	Cree, Inc.*	152,585
74,657	Dell, Inc.*	995,178
7,260	DST Systems, Inc.	278,203
13,068	Emulex Corp.*	136,953
48,479	Flextronics International Ltd.*	318,022
6,897	Infosys Technologies Ltd. - ADR	396,784
6,534	Jack Henry & Associates, Inc.	157,077
11,253	Juniper Networks, Inc.*	299,555
33,987	Logitech International SA*	482,276
25,779	Maxim Integrated Products, Inc.	457,835
53,603	National Semiconductor Corp.	753,122
14,036	Renaissance Learning, Inc.	219,383
18,271	SAIC, Inc.*	314,078
21,418	SAP AG - ADR	908,766
14,749	Synopsys, Inc.*	315,924
80,707	Taiwan SemiConductor Manufacturing Co. Ltd. - ADR	786,893
58,080	Telefonaktiebolaget LM Ericsson - ADR	583,123
23,983	TriQuint Semiconductor, Inc.*	168,361
		9,539,169

	MATERIALS
4,233	Compass Minerals International, Inc.	321,115
6,028	Praxair, Inc.	467,773
		788,888

	TELECOMMUNICATION SERVICES
9,876	Deutsche Telekom AG - ADR	110,512
31,165	Premiere Global Services, Inc.*	248,697
6,292	Telefonica SA - ADR	360,972
76,437	Telefonos de Mexico SAB de CV - ADR	1,075,469
7,502	Verizon Communications, Inc.	206,455
		2,002,105

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Number of Shares		Value

	UTILITIES
23,021	Exelon Corp.	$888,611
16,481	Ormat Technologies, Inc.	469,544
		1,358,155

	TOTAL COMMON STOCKS	52,753,926
	(Proceeds $51,441,160)

	EXCHANGE TRADED FUNDS
11,858	iShares Dow Jones US Technology Sector Index Fund	653,732
	TOTAL EXCHANGE TRADED FUNDS	653,732
	(Proceeds $666,013)

	TOTAL SECURITIES SOLD SHORT
	(Proceeds $52,107,173)	$53,407,658

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

* Non-income producing security
+ Long security positions with a value of $61,908,094 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS - As of May 31, 2010
(Unaudited)

Sector Representation as of 5/31/10 (% of net assets)

Sector Breakdown	% of Total Net Assets
Consumer Discretionary	16.6%
Consumer Staples	12.6%
Financials	1.3%
Health Care	14.9%
Industrials	16.9%
Information Technology	19.3%
Materials	2.1%
Telecommunication Services	4.1%
Utilities	1.8%
Exchange-Traded Funds	1.8%
Short Term Investment	11.5%
Total Investments	102.9%
Liabilities less other assets	-2.9%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of May 31, 2010 (Unaudited)

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Assets
Investments in securities, at value (cost $18,454,576 and $50,957,441)	$20,863,708	$60,344,688
Cash		1,563,406
Cash deposited with broker for securities sold short	-	50,324,749
Receivables:
Fund shares sold	89,240	149,179
Dividends and interest	47,687	90,729
Prepaid expenses	21,995	41,153
Total assets	21,022,630	112,513,904

Liabilities
Securities sold short, at value (proceeds $52,107,173)	-	53,407,658
Payables:
Dividends and interest on securities sold short	-	104,365
Fund shares redeemed	27,218	245,496
Advisory fees	6,569	35,989
Distribution and service plan fees	14,572	24,353
Administration fees	2,880	7,234
Custody fees	1,624	10,248
Fund accounting fees	3,692	12,422
Tranfer agent fees	5,461	21,692
Trustees fees	746	1,185
Chief Compliance Officer fees	1,924	2,382
Accrued expenses and other liabilities	1,029	10,632
Total liabilities	65,715	53,883,656

Net Assets	$20,956,915	$58,630,248

Composition of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,801,877	$76,824,230
Undistributed net investment loss	(5,643)	(949,744)
Accumulated net realized loss on investments	(7,248,451)	(25,331,000)
Net unrealized appreciation on investments	2,409,132	8,086,762
Net Assets	$20,956,915	$58,630,248

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$15,462,892	$53,996,313
Shares of beneficial interest issued and outstanding	1,181,538	4,210,465
Redemption price	13.09	12.82
Maximum sales charge (5.75%* of offering price)	0.80	0.78
Maximum offering price to public	$13.89	$13.60

Class C Shares:
Net assets applicable to shares outstanding	$5,494,023	$4,633,935
Shares of beneficial interest issued and outstanding	433,287	366,307
Offering and redemption price	$12.68	$12.65

* On sales of $50,000 or more, the sales charge will be reduced.
See Notes to Financial Statements

Zacks Funds
STATEMENTS OF OPERATIONS
For the Six Months Ended May 31, 2010 (Unaudited)

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Investment Income
Dividends (net of foreign withholding taxes of $0 and $1,824, respectively)	$220,470	$525,380
Interest	57	17,100
Total income	$220,527	$542,480

Expenses
Advisory fee	111,061	424,596
Distribution (12b-1) and service fees
Class A	23,414	88,128
Class C	29,746	33,483
Administration fee	19,447	48,083
Transfer agent fees and expenses	24,119	66,729
Fund accounting fees and expenses	21,484	43,258
Legal fees	6,996	11,139
Registration fees	17,106	17,897
Audit fees	3,747	11,959
Custody	11,741	22,652
Printing	7,893	13,916
Trustees' fees and expenses	3,393	5,615
Insurance	1,913	2,480
CCO fees	2,389	2,330
Miscellaneous	1,040	2,409

Total expenses	285,489	794,674
Advisory fee waived	(59,568)	(132,666)
Dividend and interest expense on securities sold short	-	830,216
Net expenses	225,921	1,492,224
Net investment loss	(5,394)	(949,744)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Long positions	$1,874,008	$9,735,197
Sold short	-	(11,255,158)
	1,874,008	(1,519,961)
Net unrealized appreciation (depreciation)
Long positions	(1,532,646)	(3,733,939)
Sold short	-	5,223,307
	(1,532,646)	1,489,368

Net realized and unrealized gain (loss) on investments	341,362	(30,593)

Net Increase (Decrease) in Net Assets from Operations	$335,968	$(980,337)

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	May 31, 2010	For the Year Ended
	(Unaudited)	November 30, 2009
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(5,394)	$77,543
Net realized gain (loss) on investments	1,874,008	(4,298,376)
Net change in unrealized appreciation (depreciation) on investments	(1,532,646)	8,120,511
Net increase in net assets resulting from operations	335,968	3,899,678

Distributions to Shareholders
From net investment income
Class A	(68,238)	-
Class C	-	-
Total distributions to shareholders	(68,238)	-

Capital Transactions
Net proceeds from shares sold	3,755,343	35,949,781
Reinvestment of distributions	67,086	-
Cost of shares repurchased	(8,757,314)**	(35,204,515	)**
Net change in net assets from capital transactions	(4,934,885)	745,266

Total increase (decrease) in net assets	(4,667,155)	4,644,944

Net Assets
Beginning of period	25,624,070	20,979,126
End of period	$20,956,915	$25,624,070

Accumulated net investment income (loss)	$(5,643)	$-

   ** Net of redemption fee proceeds of $0 and $4,731, respectively.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the
	Six Months Ended
	May 31, 2010	For the Year Ended
INCREASE/(DECREASE) IN NET ASSETS FROM:	(Unaudited)	November 30, 2009
Operations
Net investment loss	$(949,744)	$(2,885,868)
Net realized loss on investments	(1,519,961)	(23,480,829)
Net change in unrealized appreciation on investments	1,489,368	6,850,729
Net decrease in net assets resulting from operations	(980,337)	(19,515,968)

Distributions to Shareholders
From net realized gain on investment
Class A	-	(506,424)
Class C	-	(49,746)
Total distributions to shareholders	-	(556,170)

Net proceeds from shares sold	9,850,849	121,119,163
Reinvestment of distributions	-	320,410.00
Cost of shares repurchased	(51,057,712)**	(146,853,051)**
Net change in net assets from capital transactions	(41,206,863)	(25,413,478)

Total increase (decrease) in net assets	(42,187,200)	(45,485,616)

Net Assets
Beginning of period	100,817,448	146,303,064
End of period	$58,630,248	$100,817,448

Accumulated net investment income (loss)	$(949,744)	$-

  * Commencement of investment operations.

** Net of redemption fee proceeds of $1,732 and $12,851, respectively.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
For the Six Months Ended May 31, 2010 (Unaudited)

Cash Flows from Operating Activities:
Net Decrease in net assets resulting from operations	$(980,337)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(35,784,423)
Proceeds from sale of investment securities	77,425,171
Proceeds from short sale	101,436,518
Closed short transactions	(59,629,075)
Sale of short-term investment, net	3,634,982
Decrease in deposits with brokers for short sales	38,559,493
Decrease in dividends payables on securities sold short	(74,253)
Decrease in dividends and interest receivables	72,346
Decrease in receivables for securities sold	5,974,381
Increase in other assets	(24,649)
Decrease in payables for securities purchased	(5,239,820)
Increase in accrued expenses	3,139
Net realized gain on investments	1,519,961
Unrealized depreciation on securities	(1,489,368)
Net cash from operating activities	125,404,066

Cash Flows from financing activities:
Proceeds from shares sold	9,806,283
Payment on shares redeemed	(51,087,148)
Cash distributions paid	-
Net cash used from financing activities	(41,280,865)

Net Increase in Cash	84,123,201

Cash:
Beginning balance	1,055,109
Ending balance	$1,563,406

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
for a Share Outstanding Throughout the Period

	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distribution from Net Investment Income	Distribution from Net Realized Gains	Net Asset Value End of Period
Class A
12/1/09 to 5/31/10‡	$12.95	($0.02)	$0.21	$0.19	($0.05)	$ --	$13.09
11/30/2009	11.22	0.06	1.67	1.73	--	--	12.95
11/30/2008	18.94	(0.01) [a]	(6.42)	(6.43)		(1.29)	11.22
11/30/07*	16.56	(0.06)	2.44	2.38	--	--	18.94
12/5/05+ to 11/30/06*	15.00	(0.04) [a]	1.60	1.56	--	--	16.56

Class C
12/1/09 to 5/31/10‡	$12.55	($0.01)	$0.14	$0.13	$ --	$ --	$12.68
11/30/2009	10.95	(0.03)	1.63	1.60	--	--	12.55
11/30/2008	18.64	(0.05) [a]	(6.35)	(6.40)		(1.29)	10.95
11/30/07*	16.43	(0.26)	2.47	2.21	--	--	18.64
12/5/05+ to 11/30/06*	15.00	(0.15) [a]	1.58	1.43	--	--	16.43

	Total Return#	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets^	Ratio of Gross Expenses to Average Net Assets^	Ratio of Net Investment Income (Loss) to Average Net Assets^	Portfolio Turnover Rate#
Class A
12/1/09 to 5/31/10‡	1.42%	$15,463	1.65%	2.12%	0.14%	27%
11/30/2009	15.42%	19,577	1.65%	2.07%	0.40%	132%
11/30/2008	(36.40%)	18,280	1.65%	2.14%	(0.09%)	116%
11/30/2007	14.37%	1,131	1.65%	16.27%	(0.37%)	69%
12/5/05+ to 11/30/06*	10.40%	917	1.65%	41.38%	(0.29%)	93%

Class C
12/1/09 to 5/31/10‡	1.04%	$5,494	2.40%	2.92%	(0.61%)	27%
11/30/2009	14.61%	6,047	2.40%	2.82%	(0.31%)	132%
11/30/2008	(36.86%)	2,699	2.40%	2.89%	(0.84%)	116%
11/30/2007	13.45%	299	2.40%	16.39%	(1.16%)	69%
12/5/05+ to 11/30/06*	9.53%	418	2.40%	42.13%	(1.04%)	93%

‡  Unaudited.
+  Commencement of operations.
*   Zacks Investment Management, Inc. (“Zacks”) serves as the Fund’s advisor effective December 1, 2007.  Claymore Advisors, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.

#  Total Returns and Portfolio Turnover Rates are for the period indicated and have not been annualized.  Total Return would have been lower had certain expenses not been waived or reimbursed by the Advisor.   Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of maximum sales charge of 5.75% on Class A shares or contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06).  If the sales charge was included total returns would be lower.
^   Ratios for period of less than one year have been annualized.
a   Based on average shares outstanding during the period.

Zacks Funds
Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
for a Share Outstanding Throughout the Period

	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distribution from Net Investment Income	Distribution from Net Realized Gains	Net Asset Value End of Period
Class A
12/1/09 to 5/31/10‡	$12.99	$0.16	($0.33)	($0.17)	$ --	$ --	$12.82
11/30/2009	14.66	(0.37)	(1.24)	(1.61)	(0.06)	--	12.99
7/24/08+ to 11/30/08	15.00	(0.05) [a]	(0.29)	(0.34)	--	--	14.66

Class C
12/1/09 to 5/31/10‡	$12.86	$0.14	($0.35)	($0.21)	$ --	$ --	$12.65
11/30/2009	14.63	(0.43)	(1.28)	(1.71)	(0.06)	--	12.86
7/24/08+ to 11/30/08	15.00	(0.08) [a]	(0.29)	(0.37)	--	--	14.63

	Total Return#	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets^	Ratio of Gross Expenses to Average Net Assets^	Ratio of Net Investment Income (Loss) to Average Net Assets^	Portfolio Turnover Rate#
Class A
12/1/09 to 5/31/10‡	(1.31%)	$53,996	3.82%[b]	4.17%[b]	(2.40)%	51%
11/30/2009	(10.96%)	91,846	3.04%[b]	3.13%[b]	(1.84%)	227%
7/24/08+ to 11/30/08	(2.27%)	137,450	2.20% [b]	2.27% [b]	(1.02%)	25%

Class C
12/1/09 to 5/31/10‡	(1.63%)	$4,634	4.36%[b]	4.67%[b]	(3.16%)	51%
11/30/2009	(11.66%)	8,971	3.79%[b]	3.88%[b]	(2.59%)	227%
7/24/08+ to 11/30/08	(2.47%)	8,853	2.93% [b]	3.00% [b]	(1.76%)	25%

‡  Unaudited.
+  Commencement of operations.

#  Total Returns and Portfolio Turnover Rates are for the period indicated and have not been annualized.  Total Return would have been lower had certain expenses not been waived or reimbursed by the Advisor.   Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of maximum sales charge of 5.75% on Class A shares or contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06).  If the sales charge was included total returns would be lower.
^   Ratios for period of less than one year have been annualized.
a   Based on average shares outstanding during the period.
b  Includes dividend expense on securities sold short.  If dividend expense was excluded, the ratio of net expenses to average net assets would have been 1.65% for Class A shares and 2.40% for Class C shares.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited)

Note 1 – Organization:
Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund  (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks Multi-Cap Opportunities Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in  both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles  generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited) – continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that  are applicable to regulated investment companies and to distribute substantially all investment company  taxable income and net capital gain to shareholders in a manner which results in no tax cost  to the Fund.  Therefore, no federal income tax provision is required.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Funds, a minimum threshold for financial statement recognition of the benefit of positions taken or expected to be taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Funds recognize tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination.  The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of November 30, 2009.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 - Investment Advisory Agreement and Other Agreements:
The Trust, on behalf of the Funds,  entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 1.10% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of each Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited) – continued

For the six months ended May 31, 2010, the Advisor waived $59,568 of its advisory fees for the Zacks Multi-Cap Opportunities Fund and $132,666 for the Zacks Market Neutral Fund.  For a period of five years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement.  At May 31, 2010, the amounts of these potentially recoverable expenses were $247,709 and $290,350 for the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund, respectively.  As of May 31, 2010, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	Multi-Cap Opportunities Fund	Market Neutral Fund
November 30, 2011	$73,881	$17,000
November 30, 2012	$114,260	$140,684
November 30, 2013	$59,568	$132,666

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C  Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the six months ended May 31, 2010 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charges
Multi-Cap Opportunities Fund	$ 2,573	$ 5,798
Market Neutral Fund	716	22,186

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the six months ended May 31, 2010, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the six months ended May 31, 2010 are reported on the Statements of Operations.

Note 4 - Federal Income Taxes:
As of November 30, 2009, the Multi-Cap Opportunities Fund had a capital loss carry forward of $7,594,000, of which $2,860,430 expires on November 30, 2016 and $4,733,570 expires on November 30, 2017.

As of November 30, 2009, the Market Neutral Fund had a capital loss carry forward of $20,814,138 which expires on November 30, 2017.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Fund's next taxable year.  As of November 30, 2009, the Multi-Cap Opportunities and Market Neutral Funds had $8,531 and $513,404, respectively, of post-October losses which are deferred until December 1, 2009 for tax purposes.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited) – continued

At May 31, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap
	Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$19,172,463	$51,361,177

Proceeds from securities sold short	$-	$(51,237,485)

Gross unrealized appreciation	$2,506,556	$12,164,911
Gross unrealized depreciation	(815,311)	(5,351,573)
Net unrealized appreciation on investments and securities sold short	$1,691,245	$6,813,338

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of November 30, 2009 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Zacks Multi-Cap
	Opportunities Fund	Zacks Market Neutral Fund

Undistributed ordinary income	$67,989	$-
Undistributed long-term gains	-	-

Tax accumulated earnings	67,989	-
Accumulated capital and other losses	$(7,602,531)	$(21,289,837)

Unrealized appreciation on investments	2,421,850	4,076,193

Total accumulated earnings (deficit)	$(5,112,692)	$(17,213,644)

The tax character of distributions paid during the fiscal year ended November 30, 2009 and fiscal year ended November 30, 2008 were as follows:

	Multi-Cap Opportunities Fund		Market Neutral Fund

	11/30/09	11/30/08	11/30/09	11/30/08
Distribution paid from:
Ordinary income	$-	$32,150	$556,170	$-
Long-term capital gains	-	46,316	-	-
Total Distributions	$-	$78,466	$556,170	$-

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited) – continued

Note 5 - Capital Transactions:
Capital transactions for Zacks Multi-Cap Opportunities Fund were as follows:

	For the six months ended		For the year ended
	May 31, 2010		November 30, 2009
	Shares	Value	Shares	Value
Subscriptions:
Class A	237,142	$3,222,916	2,854,834	$32,062,957
Class C	41,155	532,427	354,110	3,886,824
Total Subscriptions	278,297	$3,755,343	3,208,944	$35,949,781

Shares Issued on Reinvestment of Distributions:
Class A	5,025	$67,086	-	$-
Class C	-	-	-	-
Total Shares Issued on Reinvestment of Distributions	5,025	$67,086	-	$-

Repurchases:
Class A	(571,844)	$(7,587,038)	(2,973,478)	$(33,923,490)
Class C	(89,590)	(1,170,276)	(118,826)	(1,281,025)
Total Repurchases	(661,434)	$(8,757,314)	(3,092,304)	$(35,204,515)

Capital transactions for Zacks Market Neutral Fund were as follows:

	For the six months ended		For the year ended
	May 31, 2010		November 30, 2009
	Shares	Value	Shares	Value
Subscriptions:
Class A	743,459	$9,613,286	7,949,328	$112,995,797
Class C	18,601	237,563	571,460	8,123,366
Total Subscriptions	762,060	$9,850,849	8,520,788	$121,119,163

Shares Issued on Reinvestment of Distributions:
Class A	-	$-	21,040	$273,937
Class C	-	-	3,600	46,473
Total Shares Issued on Reinvestment of Distributions	-	$-	24,640	$320,410

Repurchases:
Class A	(3,604,702)	$(46,585,153)	(10,271,586)	$(140,389,495)
Class C	(349,967)	(4,472,559)	(482,552)	(6,463,556)
Total Repurchases	(3,954,69)	$(51,057,712)	(10,754,138)	$(146,853,051)

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed or exchanged within 30 days of purchase or exchange into the Funds.  The redemption fee is paid directly to the Funds and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For the six months ended May 31, 2010, the Zacks Multi-Cap Opportunities Fund received $0 in redemption fees and the Zacks Market Neutral Fund received $1,732 in redemption fees.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited) – continued

Note 6 - Investment Transactions:
For the six month ended May 31, 2010,  purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Zacks Multi-Cap Opportunities Fund	$6,272,435	$11,779,825
Zacks Market Neutral Fund	35,789,315	77,425,171

Note 7 - Distribution and Service Plan:
The Funds have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the six months ended May 31, 2010, distribution and service fees incurred are disclosed on the Statement of Operations.

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
May 31, 2010 (Unaudited) – continued

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2010, in valuing the Funds' assets carried at fair value:

Zacks Multi-Cap Opportunities Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock[1]	$19,375,241	-	-	$19,375,241
Exchange-Traded Funds	805,915	-	-	805,915
Short-Term Investments	682,552	-	-	682,552
Total Investments in Securities	$20,863,708	-	-	$20,863,708
Totals	$20,863,708	-	-	$20,863,708

Zacks Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities - Long
Common Stock[1]	$52,519,301	-	-	$52,519,301
Exchange-Traded Funds	1,045,287	-	-	1,045,287
Short-Term Investments	6,780,100	-	-	6,780,100
Total Investments in Securities	$60,344,688	-	-	$60,344,688
Totals	$60,344,688	-	-	$60,344,688

Zacks Market Neutral Fund
	Level 1	Level 2	Level 3	Total
Investments in Securities - Short
Common Stock[1]	$52,753,926	-	-	$52,753,926
Exchange-Traded Funds	653,732	-	-	653,732
Total Investments in Securities	$53,407,658	-	-	$53,407,658
Totals	$53,407,658	-	-	$53,407,658

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Note 10 – Derivative and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Events Subsequent to the Fiscal Period End:
The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Funds’ financial statements.

Zacks Funds
FUND EXPENSES May 31, 2010 (Unaudited)

Expense Example
As a shareholder of the Zacks Multi-Cap Opportunities Fund or the Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 12/01/09 to 05/31/10 for each Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
FUND EXPENSES May 31, 2010 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Zacks Multi-Cap Opportunities Fund
Class A
Actual Performance	$1,000.00	$1,014.20	$8.29
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.70	$8.30
Class C
Actual Performance	$1,000.00	$1,010.40	$12.03
Hypothetical (5% annual return before expenses)	$1,000.00	$1,012.96	$12.04

Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Zacks Market Neutral Fund
Class A
Actual Performance	$1,000.00	$986.90	$18.92
Hypothetical (5% annual return before expenses)	$1,000.00	$1,005.88	$19.10
Class C
Actual Performance	$1,000.00	$983.70	$21.56
Hypothetical (5% annual return before expenses)	$1,000.00	$1,003.19	$21.77

Expenses are equal to the Fund’s annualized expense ratio of 3.82% and 4.36% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

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FUND INFORMATION

	TICKER	CUSIP
Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204
Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 8, 2008.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   August 6, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ John P. Zader
John P. Zader, President

Date   August 6, 2010

By (Signature and Title) /s/ Rita Dam
Rita Dam, Treasurer

Date   August 6, 2010